Financial Instruments - Foreign Currency Risk from Non-derivative Financial Instruments (Detail) - Currency risk [member] - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 5,956	$ 4,379
Investments		403
Trade receivables	173,310	150,584
Unbilled revenue	12,069	12,325
Prepayments and other current assets	252	730
Other non-current assets	19	200
Trade payables	(163,409)	(127,285)
Provisions and accrued expenses	(5,591)	(6,070)
Pension and other employee obligations	(678)	(4,402)
Lease liabilities	(3,687)	(7,600)
Other liabilities	(19)	(9)
Net assets/ (liabilities)	18,222	23,255
US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	2,739	2,180
Investments		403
Trade receivables	116,135	88,520
Unbilled revenue	4,569	3,899
Prepayments and other current assets	108	364
Other non-current assets	3	3
Trade payables	(44,492)	(31,203)
Provisions and accrued expenses	(3,886)	(4,456)
Pension and other employee obligations	(302)	(4,055)
Other liabilities	(1)	(1)
Net assets/ (liabilities)	74,873	55,654
UK Pound Sterling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	1,818	712
Trade receivables	34,041	34,029
Unbilled revenue	3,954	3,651
Prepayments and other current assets	44	177
Trade payables	(91,359)	(70,745)
Provisions and accrued expenses	(1,035)	(907)
Pension and other employee obligations		(92)
Other liabilities	(7)	(7)
Net assets/ (liabilities)	(52,544)	(33,182)
Indian Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	1,269	2,581
Prepayments and other current assets	57	54
Trade payables	(5,770)	(6,367)
Provisions and accrued expenses		7
Net assets/ (liabilities)	(4,444)	(3,725)
Australian Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	61	44
Trade receivables	7,411	11,389
Unbilled revenue		74
Prepayments and other current assets		4
Trade payables		(4,640)
Provisions and accrued expenses	(83)	0
Other liabilities	(2)
Net assets/ (liabilities)	7,387	6,871
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	1,024	1,056
Trade receivables	10,911	11,188
Unbilled revenue	3,271	4,200
Prepayments and other current assets	43	104
Other non-current assets		181
Trade payables	(20,540)	(13,266)
Provisions and accrued expenses	(587)	(695)
Pension and other employee obligations	(29)	(38)
Lease liabilities	(3,635)	(7,573)
Other liabilities	(2)
Net assets/ (liabilities)	(9,544)	(4,843)
Others Currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	314	387
Trade receivables	3,543	2,877
Unbilled revenue	275	502
Prepayments and other current assets		27
Other non-current assets	16	16
Trade payables	(1,248)	(1,064)
Provisions and accrued expenses		(20)
Pension and other employee obligations	(347)	(217)
Lease liabilities	(52)	(27)
Other liabilities	(7)	(1)
Net assets/ (liabilities)	$ 2,494	$ 2,480